Long-term Debt	12 Months Ended
Feb. 28, 2013
Long-term Debt [Text Block]
5	Long-term Debt

		2013	2012
a)	Capital lease, principal and interest repayable at $12,729 per month including interest at a seven-year fixed rate of 6.125% per annum, collateralized by certain pieces of manufacturing equipment until September, 2014.	$218,374	$353,226
		218,374	353,226
	Less: current portion	143,347	134,852
		$75,027	$218,374

Minimum payments due over the remaining terms of the capital lease are as follows:

	Principal	Interest
2014	$143,347	$9,396
2015	75,027	1,346
	$218,374	$10,742

b)

The Company has a demand revolving operating bank loan with a credit limit of $3,500,000 (2012 - $3,500,000) subject to the availability of eligible collateral. As at February 28, 2013, $817,700 (2012 - $440,000) of the facility was available, due to a limit on eligible collateral available, interest is charged on the drawn-down amounts at the bank prime rate plus 1.00% to 1.50% (2012 - 1.00% to 1.50%). The operating loan is collateralized by a charge on all assets of the Company and an assignment of all risk insurance on land, buildings, equipment and inventory owned by the Company. The credit facility contains four financial covenants. The Company is in compliance with three of the four covenants and received a waiver for the fourth (capital expenditures exceeding $1,000,000) at February 28, 2013 (2012: in compliance with all).